Commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Rent expense - additional disclosures
Rental expenses		¥ 471,900	¥ 231,900	¥ 146,300
Litigation
Number of mobile games involved in the lawsuit | item	2
Total
Commitments
2019		4,134,240
2020		2,638,948
2021		2,785,358
2022		1,685,149
Beyond 2022		2,342,559
Total		13,586,254
Rental Commitments
Commitments
2019		384,395
2020		270,552
2021		204,218
2022		89,263
Beyond 2022		64,981
Total		1,013,409
Server Custody Fee Commitments
Commitments
2019		134,683
2020		43,290
2021		39,168
2022		11,592
Total		228,733
Capital Commitments
Commitments
2019		788,755
2020		719,101
2021		392,574
Total		1,900,430
Royalties and Expenditure for Licensed Content Commitments
Commitments
2019		2,747,243
2020		1,545,167
2021		2,128,540
2022		1,566,765
Beyond 2022		2,277,465
Total		10,265,180
Office Machines and Other Commitments
Commitments
2019		79,164
2020		60,838
2021		20,858
2022		17,529
Beyond 2022		113
Total		¥ 178,502